ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of assets acquired and liabilities assumed
May 8, 2025
Net Assets[1]	$3,296
Technology	31,013
Customer Relationship	4,492
Deferred Taxes	(8,196)
Goodwill	18,980
Net assets acquired	$49,585
[1] Includes cash in the amount of $3,735.
Schedule of retention-based compensation expenses
Retention-based compensation

Cost of revenue	$884
Research and development	2,643
Selling and marketing	3,740
General and administrative	362
Total	$7,629